UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22685

FEG DIRECTIONAL ACCESS FUND LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: JUNE 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Directional Access Fund LLC

Schedule of Investments

June 30, 2017
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)

Investments in Portfolio Funds:(2)
United States:
Hedged Equity:(3)
Brenner West Capital Qualified Partners, L.P.	$4,965,017	$5,848,043	10.1%	Quarterly (4)	60 days
Darsana Fund, L.P.	6,120,218	7,244,265	12.6	Quarterly (5)	60 days
Fine Partners I, L.P.	7,750,000	7,332,003	12.7	Annually (6)	60 days
FVP US-Q, L.P., Class D	6,000,000	7,449,130	12.9	Annually (7)	90 days
Insdus Asia Pacific Distribution Holding Company II, Ltd.	112,909	56,613	0.1	N/A(8)	N/A
JHL Capital Group Fund LLC, Class C	4,942,104	4,687,974	8.1	Quarterly	60 days
LAE Fund, L.P., Sub-Class Two	4,943,614	4,679,739	8.1	Semi-Annually (5)	60 days
Marble Arch QP Partners, L.P., Class A	3,552,015	4,877,012	8.5	Semi-Annually (4)	60 days
Palo Alto Healthcare Fund II, L.P.	1,148,921	3,196,801	5.5	Semi-Annually (5)	30 days
Pennant Windward Fund, L.P.	5,512,166	4,815,167	8.3	Quarterly (4)	60 days
Sachem Head L.P.	3,374,996	3,931,747	6.8	Quarterly (9)	65 days
Tybourne Equity (US) Fund	4,554,682	8,026,271	13.9	Quarterly (6)	60 days
Total investments in Portfolio Funds	52,976,642	62,144,765	107.6

FEG Directional Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital

Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Government
Portfolio - Institutional Class, 0.91% (11)	$5,011,634	$5,011,634	8.7%
Total investments in Portfolio Funds
and short-term investments	$57,988,276	67,156,399	116.3

Liabilities less other assets		(9,420,416)	(16.3)

Members’ capital		$57,735,983	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(2)	Non-income producing.
(3)
Hedged directional investment strategies generally involve taking both long and short positions in equity securities deemed to be undervalued or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, hedged directional Portfolio Fund Managers generally do not attempt to neutralize the amount of their long and short positions (i.e., they will be net long or net short).

(4)	Withdrawals from Portfolio Fund permitted after a one year lock-up period from the date of the initial investment.
(5)	Withdrawals from Portfolio Fund permitted after a two year lock-up period from the date of the initial investment.
(6)	Withdrawals from Portfolio Fund permitted after a three year lock-up period from the date of the initial investment.
(7)	Withdrawals from Portfolio Fund permitted after a five year lock-up period from the date of the initial investment.
(8)	Portfolio Fund in liquidation mode and will be distributed via in-kind distributions.
(9)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter.
(10)	Quarterly withdrawals are permitted subsequent to a 5% redemption fee on the proceeds.
(11)	The rate shown is the annualized 7-day yield as of June 30, 2017.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

 See accompanying notes.

In accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, fair value is defined as the price that the FEG Directional Access Fund LLC (the “Company”) would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

•
Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value by level within the valuation hierarchy as of June 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,011,634	$-	$-	$5,011,634
Total Investments	$5,011,634	$-	$-	$5,011,634

In accordance with ASC 820 investments in Portfolio Funds with a fair value of $62,144,765 are excluded from the fair value hierarchy as of June 30, 2017.

The Schedule of Investments categorizes the aggregate fair value of the Company's investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Company discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 for the quarter ended June 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG DIRECTIONAL ACCESS FUND LLC

By (Signature and Title)*	/s/ Ryan S. Wheeler
Ryan S. Wheeler, President
(principal executive officer)

Date	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan S. Wheeler
Ryan S. Wheeler, President
(principal executive officer)

Date	August 28, 2017

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	August 28, 2017

*	Print the name and title of each signing officer under his or her signature.